Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (80,839)
Interest rate swap agreements | Minimum
Derivative [Line Items]
Variable interest rate on debt	0.30%
Interest rate swap agreements | Maximum
Derivative [Line Items]
Variable interest rate on debt	2.80%
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	$ 90,000
Fair Value / Carrying Amount of (Liability)	$ (3,257)
Weighted- Average Remaining Term (Years)	10 months 24 days
Fixed Interest Rate	4.90%	4.90%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 143,750
Fair Value / Carrying Amount of (Liability)	$ (23,754)
Weighted- Average Remaining Term (Years)	11 years 3 months 18 days
Fixed Interest Rate	5.20%	5.20%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Principal Amount	$ 42,845
Fair Value / Carrying Amount of (Liability)	$ (898)
Weighted- Average Remaining Term (Years)	3 years 9 months 18 days
Fixed Interest Rate	2.80%	2.80%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Principal Amount	$ 331,933
Fair Value / Carrying Amount of (Liability)	$ (20,538)
Weighted- Average Remaining Term (Years)	1 year 9 months 18 days
Fixed Interest Rate	3.40%	3.40%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Principal Amount	$ 101,833
Fair Value / Carrying Amount of (Liability)	$ (171)
Weighted- Average Remaining Term (Years)	1 year 3 months 18 days
Fixed Interest Rate	1.70%	1.70%
U.S. Dollar-denominated interest rate swaps 6 | LIBOR
Derivative [Line Items]
Principal Amount	$ 197,629
Fair Value / Carrying Amount of (Liability)	$ (1,408)
Weighted- Average Remaining Term (Years)	9 years 2 months 12 days
Fixed Interest Rate	2.30%	2.30%
Euro-denominated interest rate swaps
Derivative [Line Items]
Reduced principal amount denominated interest rate swaps	$ 82,800	€ 70.1
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	233,763
Fair Value / Carrying Amount of (Liability)	$ (30,813)
Weighted- Average Remaining Term (Years)	3 years 2 months 12 days
Fixed Interest Rate	3.10%	3.10%